T. ROWE PRICE Floating Rate Fund
February 28, 2022 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 87.8% (1)
Aerospace & Defense 1.0%
Dynasty Acquisition, FRN, 1M USD LIBOR + 3.50%, 3.724%,
4/6/26  19,882 19,247
Peraton, FRN, 1M USD LIBOR + 3.75%, 4.50%, 2/1/28  15,059 14,965
Peraton, FRN, 1M USD LIBOR + 7.75%, 8.50%, 2/1/29  4,990 5,027
Spirit AeroSystems, FRN, 1M USD LIBOR + 3.75%, 4.25%,
1/15/25 (2) 4,191 4,170
TransDigm, FRN, 1M USD LIBOR + 2.25%, 2.459%, 12/9/25  8,275 8,127
51,536
Airlines 3.7%
AAdvantage Loyalty IP, FRN, 1M USD LIBOR + 4.75%, 5.50%,
4/20/28 (2) 45,100 45,852
Air Canada, FRN, 1M USD LIBOR + 3.50%, 4.25%, 8/11/28  16,685 16,566
American Airlines, FRN, 3M USD LIBOR + 1.75%, 1.959%,
6/27/25 (2) 4,658 4,457
American Airlines, FRN, 3M USD LIBOR + 2.00%, 2.84%,
12/15/23 (2) 11,126 10,929
KKR Apple Bidco, FRN, 1M USD LIBOR + 3.00%, 3.50%,
9/22/28 (2) 18,225 18,043
KKR Apple Bidco, FRN, 1M USD LIBOR + 5.75%, 6.25%, 9/21/29  3,370 3,375
Mileage Plus Holdings, FRN, 1M USD LIBOR + 5.25%, 6.25%,
6/21/27 (2) 43,015 44,881
SkyMiles IP, FRN, 3M USD LIBOR + 3.75%, 4.75%, 10/20/27  20,130 21,021
United Airlines, FRN, 1M USD LIBOR + 3.75%, 4.50%, 4/21/28  27,565 27,381
192,505
Automotive 2.2%
Adient U.S., FRN, 1M USD LIBOR + 3.25%, 3.459%, 4/10/28 (2) 11,052 10,989
American Auto Auction Group, FRN, SOFR + 5.00%, 5.90%,
12/30/27  8,655 8,504
Autokiniton U.S. Holdings, FRN, 1M USD LIBOR + 4.50%, 5.00%,
4/6/28  12,594 12,496
Clarios Global, FRN, 1M USD LIBOR + 3.25%, 3.459%, 4/30/26  7,655 7,569
Dexko Global, FRN, 1M USD LIBOR + 3.75%, 4.25%, 10/4/28  5,245 5,173
Driven Holdings, FRN, 1M USD LIBOR + 3.00%, 3.517%,
12/17/28 (3) 5,415 5,361
Fastlane Parent, FRN, 1M USD LIBOR + 4.50%, 4.709%, 2/4/26 (2) 5,482 5,445
LS Group OpCo Acquistion, FRN, 1M USD LIBOR + 3.25%, 4.00%,
11/2/27  8,025 7,941
Mavis Tire Express Services Topco, FRN, 1M USD LIBOR + 4.00%,
4.75%, 5/4/28  25,624 25,480
Tenneco, FRN, 3M USD LIBOR + 3.00%, 3.209%, 10/1/25  11,508 11,422
Truck Hero, FRN, 1M USD LIBOR + 3.25%, 4.00%, 1/31/28  5,149 5,048
Wheel Pros, FRN, 1M USD LIBOR + 4.50%, 5.25%, 5/11/28 (2) 7,507 7,417
112,845

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Broadcasting 2.6%
Clear Channel Outdoor Holdings, FRN, 1M USD LIBOR + 3.50%,
3.799%, 8/21/26 (2) 33,036 32,379
EW Scripps, FRN, 1M USD LIBOR + 3.00%, 3.75%, 1/7/28 (2) 13,008 12,919
iHeartCommunications, FRN, 1M USD LIBOR + 3.25%, 3.75%,
5/1/26 (2) 21,547 21,377
NEP Group, FRN, 3M USD LIBOR + 3.25%, 3.459%, 10/20/25  7,231 6,993
NEP Group, FRN, 3M USD LIBOR + 7.00%, 7.209%, 10/19/26  3,790 3,666
Terrier Media Buyer, FRN, 1M USD LIBOR + 3.50%, 3.709%,
12/17/26  17,159 16,926
Univision Communications, FRN, 1M USD LIBOR + 3.25%, 4.00%,
3/15/26 (2) 14,642 14,526
Univision Communications, FRN, 1M USD LIBOR + 3.25%, 4.00%,
5/6/28 (2) 25,395 25,129
133,915
Building Products 1.7%
Chariot Buyer, FRN, 1M USD LIBOR + 3.50%, 4.00%, 11/3/28 (2) 23,330 23,097
CP Atlas Buyer, FRN, 1M USD LIBOR + 3.75%, 4.25%, 11/23/27  5,636 5,524
Hunter Douglas, FRN, SOFR + 3.50%, 2/9/29 (2) 16,165 15,912
LEB Holdings USA, FRN, 1M USD LIBOR + 3.75%, 4.50%, 11/2/27  3,656 3,630
Park River Holdings, FRN, 1M USD LIBOR + 3.25%, 4.00%,
12/28/27 (2) 6,062 5,960
Specialty Building Products Holdings, FRN, 1M USD LIBOR +
3.75%, 4.25%, 10/15/28 (2) 13,890 13,751
SRS Distribution, FRN, 1M USD LIBOR + 3.75%, 4.269%, 6/2/28  8,983 8,868
SRS Distribution, FRN, SOFR + 3.50%, 4.00%, 6/4/28  3,240 3,190
Tarkett Participation, FRN, 3M EURIBOR + 3.50%, 3.50%, 8/1/25
(EUR) (2) 7,461 7,958
87,890
Cable Operators 1.9%
Altice France, FRN, 3M USD LIBOR + 4.00%, 4.506%, 8/14/26  22,988 22,746
Cablevision Lightpath, FRN, 1M USD LIBOR + 3.25%, 3.75%,
11/30/27 (2) 5,970 5,908
COGECO Financing 2, FRN, 1M USD LIBOR + 2.50%, 3.00%,
9/1/28 (2) 5,725 5,665
Directv Financing, FRN, 1M USD LIBOR + 5.00%, 5.75%, 8/2/27  23,883 23,802
Eagle Broadband Investments, FRN, 1M USD LIBOR + 3.00%,
3.75%, 11/12/27  17,462 17,305
Radiate Holdco, FRN, 1M USD LIBOR + 3.25%, 4.00%, 9/25/26  20,590 20,348
95,774
Chemicals 1.7%
Aruba Investments Holdings, FRN, 1M USD LIBOR + 3.75%,
4.50%, 11/24/27 (2) 11,476 11,390
Aruba Investments Holdings, FRN, 1M USD LIBOR + 7.75%,
8.50%, 11/24/28  4,620 4,597

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
ASP Chromaflo Intermediate Holdings, FRN, 3M USD LIBOR +
3.50%, 4.50%, 11/20/23  2,753 2,739
CP Iris Holdco I, FRN, 1M USD LIBOR + 3.50%, 4.00%, 10/2/28 (2) 17,630 17,388
CP Iris Holdco I, FRN, 1M USD LIBOR + 7.00%, 7.50%, 10/1/29  3,700 3,675
Diamond, FRN, 1M USD LIBOR + 3.00%, 3.50%, 9/29/28  11,270 11,104
Eco Services Operations, FRN, 1M USD LIBOR + 2.75%, 3.25%,
6/9/28  275 272
LSF11 A5 HoldCo, FRN, SOFR + 3.75%, 4.055%, 10/15/28 (2) 8,255 8,152
PMHC II, FRN, SOFR + 4.45%, 2/2/92 (2) 20,635 20,308
Sparta U.S. HoldCo, FRN, 1M USD LIBOR + 3.50%, 4.25%, 8/2/28  3,635 3,608
WR Grace Holdings, FRN, 1M USD LIBOR + 3.75%, 4.25%,
9/22/28 (2) 6,455 6,420
89,653
Consumer Products 1.2%
ABG Intermediate Holdings 2, FRN, 1M USD LIBOR + 3.25%,
4.00%, 9/27/24 (2) 16,362 16,264
ABG Intermediate Holdings 2, FRN, SOFR + 6.00%, 6.50%,
1/31/30  2,090 2,093
Amer Sports Holding, FRN, 3M EURIBOR + 4.50%, 4.50%,
3/30/26 (EUR) (2) 9,725 10,818
DEI Sales, FRN, 1M USD LIBOR + 5.50%, 6.25%, 4/28/28 (2) 9,243 9,197
Life Time, FRN, 1M USD LIBOR + 4.75%, 5.75%, 12/16/24  7,060 7,094
Olaplex, FRN, 1M SOFR + 3.75%, 2/16/29 (2)(3) 10,050 10,012
PLNTF Holdings, FRN, 1M USD LIBOR + 8.00%, 9.00%,
3/22/26 (3) 3,734 3,724
United PF Holdings, FRN, 1M USD LIBOR + 8.50%, 9.50%,
12/30/26 (3) 4,333 4,290
63,492
Container 1.4%
Charter Next Generation, FRN, 1M USD LIBOR + 3.75%, 4.50%,
12/1/27 (2) 48,182 47,924
Mauser Packaging Solutions Holding, FRN, 3M USD LIBOR +
3.25%, 3.356%, 4/3/24  8,777 8,620
Proampac PG Borrower, FRN, 1M USD LIBOR + 3.75%, 4.504%,
11/3/25 (2) 16,577 16,440
72,984
Energy 2.6%
BCP Raptor, FRN, 3M USD LIBOR + 4.25%, 5.25%, 6/24/24  25,895 25,821
BCP Raptor II, FRN, 3M USD LIBOR + 4.75%, 4.959%, 11/3/25 (2) 41,401 41,237
Citgo Holding, FRN, 1M USD LIBOR + 7.00%, 8.00%, 8/1/23  3,411 3,357
CQP Holdco, FRN, 1M USD LIBOR + 3.75%, 4.25%, 6/5/28  5,995 5,958
Lucid Energy Group II Borrower, FRN, 1M USD LIBOR + 4.25%,
5.00%, 11/24/28  22,459 22,309
Medallion Midland Acquisition, FRN, 1M USD LIBOR + 3.75%,
4.50%, 10/18/28  17,126 16,919

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Prairie ECI Acquiror, FRN, 3M USD LIBOR + 4.75%, 4.959%,
3/11/26 (2) 15,458 14,963
Southwestern Energy, FRN, SOFR + 2.50%, 3.00%, 6/22/27  5,340 5,310
135,874
Entertainment & Leisure 3.2%
Alchemy Copyrights, FRN, 1M USD LIBOR + 3.00%, 3.50%,
3/10/28 (3) 5,816 5,765
AMC Entertainment Holdings, FRN, 3M USD LIBOR + 3.00%,
3.125%, 4/22/26 (2) 7,275 6,582
ClubCorp Holdings, FRN, 3M USD LIBOR + 2.75%, 2.974%,
9/18/24  6,246 5,964
Delta 2, FRN, 3M USD LIBOR + 2.50%, 3.50%, 2/1/24  9,233 9,141
Dorna Sports, FRN, 3M EURIBOR + 3.75%, 2/3/29 (EUR) (2) 5,230 5,788
Nascar Holdings, FRN, 3M USD LIBOR + 2.50%, 2.709%, 10/19/26  405 402
SeaWorld Parks & Entertainment, FRN, 1M USD LIBOR + 3.00%,
3.50%, 8/25/28 (2) 41,427 40,797
SMG U.S. Midco 2, FRN, 1M USD LIBOR + 2.50%, 2.743%,
1/23/25 (2) 5,976 5,759
UFC Holdings, FRN, 1M USD LIBOR + 2.75%, 3.50%, 4/29/26 (2) 62,741 61,826
William Morris Endeavor Entertainment, FRN, 3M USD LIBOR +
2.75%, 2.96%, 5/18/25 (2) 25,551 24,875
166,899
Financial 9.4%
Acrisure, FRN, 1M USD LIBOR + 3.50%, 3.724%, 2/15/27 (2) 18,566 18,249
Acrisure, FRN, 1M USD LIBOR + 3.75%, 4.25%, 2/15/27 (2) 13,883 13,701
Acrisure, FRN, 1M USD LIBOR + 4.25%, 4.75%, 2/15/27  7,255 7,178
Advisor Group Holdings, FRN, 1M USD LIBOR + 4.50%,
7/31/26 (2) 6,400 6,369
Alliant Holdings Intermediate, FRN, 1M USD LIBOR + 3.25%,
3.459%, 5/9/25 (2) 1,840 1,818
Alliant Holdings Intermediate, FRN, 1M USD LIBOR + 3.50%,
4.00%, 11/5/27  40,275 39,889
Apollo Commercial Real Estate Finance, FRN, 1M USD LIBOR +
3.50%, 4.00%, 3/11/28 (2)(3) 10,576 10,470
Aretec Group, FRN, 3M USD LIBOR + 4.25%, 4.459%, 10/1/25  34,247 34,097
Armor Holdco, FRN, 1M USD LIBOR + 4.50%, 5.00%, 12/11/28  8,480 8,431
AssuredPartners, FRN, 1M USD LIBOR + 3.50%, 3.709%, 2/12/27  2,180 2,146
AssuredPartners, FRN, 1M USD LIBOR + 3.50%, 4.00%, 2/12/27  18,603 18,301
AssuredPartners, FRN, SOFR + 3.50%, 2/13/27 (2) 21,065 20,723
Claros Mortgage Trust, FRN, SOFR + 4.50%, 5.00%, 8/9/26 (3) 6,845 6,811
Deerfield Dakota Holding, FRN, 1M USD LIBOR + 3.75%, 4.75%,
4/9/27 (2) 11,383 11,318
Deerfield Dakota Holding, FRN, 1M USD LIBOR + 6.75%, 7.50%,
4/7/28 (3) 5,240 5,266
Edelman Financial Engines Center, FRN, 1M USD LIBOR + 3.50%,
4.25%, 4/7/28  8,671 8,592

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Edelman Financial Engines Center, FRN, 3M USD LIBOR + 6.75%,
6.959%, 7/20/26  13,884 13,855
EIG Management, FRN, 3M USD LIBOR + 3.75%, 4.50%, 2/24/25  2,315 2,305
Hightower Holding, FRN, 1M USD LIBOR + 4.00%, 4.75%, 4/21/28  12,525 12,427
Howden Group Holdings, FRN, 1M USD LIBOR + 3.25%, 4.00%,
11/12/27 (2) 8,570 8,468
HUB International, FRN, 1M USD LIBOR + 2.75%, 3.017%, 4/25/25  2,756 2,721
HUB International, FRN, 1M USD LIBOR + 3.25%, 4.00%, 4/25/25  84,176 83,504
Navacord, FRN, 1M CAD CDOR + 4.25%, 3/27/28 (CAD) (2) 4,435 3,403
Navacord, FRN, 1M CAD CDOR + 4.25%, 5.00%, 3/27/28 (CAD)  14,569 11,178
Navacord, FRN, 1M CAD CDOR + 7.50%, 8.235%, 3/26/29 (CAD)  4,240 3,328
Nexus Buyer, FRN, 1M USD LIBOR + 3.75%, 3.959%, 11/9/26  3,393 3,356
Nexus Buyer, FRN, 1M USD LIBOR + 6.25%, 6.75%, 11/5/29  7,130 7,056
Ryan Specialty Group, FRN, 1M USD LIBOR + 3.00%, 3.75%,
9/1/27  8,248 8,178
Sedgwick Claims Management Services, FRN, 1M USD LIBOR +
3.75%, 3.959%, 9/3/26 (2) 13,622 13,501
Sedgwick Claims Management Services, FRN, 1M USD LIBOR +
4.25%, 5.25%, 9/3/26 (2) 3,882 3,872
Sedgwick Claims Management Services, FRN, 3M USD LIBOR +
3.25%, 3.459%, 12/31/25  27,063 26,691
Starwood Property Mortgage, FRN, 1M USD LIBOR + 3.25%,
4.00%, 7/26/26 (3) 1,442 1,434
Superannuation & Investments U.S., FRN, 1M USD LIBOR + 3.75%,
4.25%, 12/1/28  10,700 10,657
Tegra118 Wealth Solutions, FRN, 1M USD LIBOR + 4.00%,
4.488%, 2/18/27  9,957 9,926
USI, FRN, 1M USD LIBOR + 3.25%, 3.474%, 12/2/26 (2) 13,976 13,816
USI, FRN, 3M USD LIBOR + 3.00%, 3.224%, 5/16/24  15,441 15,292
VFH Parent, FRN, 1M SOFR + 3.00%, 3.50%, 1/7/29  7,174 7,107
Zebra Buyer, FRN, 1M USD LIBOR + 3.25%, 3.75%, 11/1/28  7,855 7,816
483,250
Food 2.0%
Atkins Nutritionals Holdings, FRN, 1M USD LIBOR + 3.25%, 3.75%,
7/7/24  7,056 7,050
Bellring Brands, FRN, 1M USD LIBOR + 4.00%, 4.75%,
10/21/24 (2) 6,406 6,384
Chobani, FRN, 1M USD LIBOR + 3.50%, 4.50%, 10/25/27  2,341 2,329
Naked Juice, FRN, SOFR + 3.25%, 3.75%, 1/20/29 (2) 15,175 15,033
Naked Juice, FRN, SOFR + 6.00%, 6.50%, 1/20/30 (2) 16,945 16,998
Primary Products Finance, FRN, 1M USD LIBOR + 4.00%,
10/22/28 (2) 10,885 10,898
Shearer's Foods, FRN, 1M USD LIBOR + 3.50%, 4.25%, 9/23/27  3,012 2,904
Triton Water Holdings, FRN, 1M USD LIBOR + 3.50%, 4.00%,
3/31/28  12,148 11,838

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Woof Holdings, FRN, 1M USD LIBOR + 3.75%, 4.50%,
12/21/27 (3) 15,783 15,625
Woof Holdings, FRN, 1M USD LIBOR + 7.25%, 8.00%,
12/21/28 (2) 15,425 15,464
104,523
Gaming 2.1%
Caesars Resort Collection, FRN, 1M USD LIBOR + 3.50%, 3.709%,
7/21/25 (2) 27,462 27,313
Caesars Resort Collection, FRN, 3M USD LIBOR + 2.75%, 2.959%,
12/23/24  5,714 5,650
Enterprise Development Authority, FRN, 1M USD LIBOR + 4.25%,
5.00%, 2/28/28  12,019 11,967
Great Canadian Gaming, FRN, 1M USD LIBOR + 4.00%, 4.75%,
11/1/26 (2) 6,050 6,027
HRNI Holdings, FRN, 1M USD LIBOR + 4.25%, 5.00%, 12/11/28  9,215 9,138
Playtika Holding, FRN, 1M USD LIBOR + 2.75%, 2.959%, 3/13/28  3,414 3,375
Scientific Games Holdings, FRN, SOFR + 3.50%, 2/4/29 (2) 24,415 24,242
Scientific Games International, FRN, 1M USD LIBOR + 2.75%,
2.959%, 8/14/24 (2) 19,655 19,510
107,222
Health Care 16.1%
ADMI, FRN, 1M USD LIBOR + 3.38%, 3.875%, 12/23/27 (2) 13,299 13,080
ADMI, FRN, 1M USD LIBOR + 3.50%, 4.00%, 12/23/27 (2) 11,272 11,178
athenahealth, FRN, SOFR + 3.50%, 4.00%, 1/27/29 (2) 67,895 67,199
Auris Luxembourg III, FRN, 3M USD LIBOR + 3.75%, 3.959%,
2/27/26 (2) 15,446 15,157
Azalea Topco, FRN, 1M USD LIBOR + 3.50%, 3.799%, 7/24/26 (2) 17,935 17,613
Azalea Topco, FRN, 1M USD LIBOR + 3.75%, 4.50%, 7/24/26 (2) 14,762 14,651
Azalea Topco, FRN, SOFR + 3.75%, 7/25/26 (2) 16,360 16,258
Bausch Health Americas, FRN, 3M USD LIBOR + 2.75%, 2.959%,
11/27/25  11,609 11,435
Bausch Health Americas, FRN, 3M USD LIBOR + 3.00%, 3.209%,
6/2/25  9,670 9,567
CAB SELAS, FRN, 3M EURIBOR + 3.00%, 3.00%, 2/9/28 (EUR)  2,770 2,969
Cano Health, FRN, SOFR + 4.50%, 5.25%, 11/23/27  7,761 7,667
CHG Healthcare Services, FRN, 1M USD LIBOR + 3.50%, 4.00%,
9/29/28 (2) 9,702 9,621
Curia Global, FRN, 1M USD LIBOR + 3.75%, 4.50%, 8/30/26 (2) 8,006 7,942
Diacine France, FRN, 3M EURIBOR + 3.75%, 3.75%, 12/13/24
(EUR) (2) 2,580 2,876
Embecta, FRN, SOFR + 3.00%, 1/27/29 (2) 10,855 10,749
Eyecare Partners, FRN, 1M USD LIBOR + 3.75%, 4.25%, 11/15/28  4,820 4,769
Eyecare Partners, FRN, 1M USD LIBOR + 6.75%, 7.25%, 11/15/29  1,800 1,792
Gainwell Acquisition, FRN, 1M USD LIBOR + 4.00%, 4.75%,
10/1/27 (2) 51,599 51,298

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Heartland Dental, FRN, 1M USD LIBOR + 4.00%, 4.162%,
4/30/25 (2) 25,224 25,014
Heartland Dental, FRN, 3M USD LIBOR + 3.50%, 3.709%,
4/30/25 (2) 21,744 21,454
ICON Luxembourg, FRN, 1M USD LIBOR + 2.25%, 2.75%, 7/3/28  19,016 18,785
ICU Medical, FRN, SOFR + 2.50%, 12/14/28 (2) 8,360 8,308
Insulet, FRN, 1M USD LIBOR + 3.25%, 3.75%, 5/4/28 (2) 10,140 10,071
LifePoint Health, FRN, 1M USD LIBOR + 3.75%, 3.959%, 11/16/25  14,682 14,508
Loire Finco Luxembourg, FRN, 1M USD LIBOR + 3.25%, 3.459%,
4/21/27  7,398 7,274
Maravai Intermediate Holdings, FRN, SOFR + 3.00%, 3.137%,
10/29/27 (2) 24,500 24,301
MED ParentCo, FRN, 1M USD LIBOR + 4.25%, 4.459%, 8/31/26  24,431 24,221
MED ParentCo, FRN, 1M USD LIBOR + 8.25%, 8.459%, 8/30/27  4,395 4,386
Mozart Borrower, FRN, 1M USD LIBOR + 3.25%, 3.75%,
10/23/28 (2) 77,630 76,817
National Mentor Holdings, FRN, 1M USD LIBOR + 3.75%, 4.50%,
3/2/28  14,282 13,977
National Mentor Holdings, FRN, 1M USD LIBOR + 7.25%, 8.00%,
3/2/29  8,765 8,732
Netsmart, FRN, 1M USD LIBOR + 4.00%, 4.75%, 10/1/27  5,682 5,651
One Call, FRN, 1M USD LIBOR + 5.50%, 6.25%, 4/22/27  8,147 8,079
Option Care Health, FRN, 1M USD LIBOR + 2.75%, 3.25%,
10/27/28 (2) 5,530 5,482
Organon, FRN, 1M USD LIBOR + 3.00%, 3.50%, 6/2/28  14,523 14,446
Pacific Dental Services, FRN, 1M USD LIBOR + 3.25%, 4.00%,
5/5/28  3,642 3,623
Padagis, FRN, 1M USD LIBOR + 4.75%, 5.25%, 7/6/28  7,148 7,095
Pathway Vet Alliance, FRN, 1M USD LIBOR + 3.75%, 3.959%,
3/31/27 (2) 33,547 33,229
PetVet Care Centers, FRN, 1M USD LIBOR + 3.50%, 4.25%,
2/14/25  47,686 47,317
PetVet Care Centers, FRN, 3M USD LIBOR + 3.25%, 3.355%,
2/14/25 (2) 4,245 4,197
PetVet Care Centers, FRN, 3M USD LIBOR + 6.25%, 6.355%,
2/13/26 (2) 12,250 12,185
Phoenix Newco, FRN, 1M USD LIBOR + 3.50%, 4.00%,
11/15/28 (2) 17,608 17,454
Phoenix Newco, FRN, 3M USD LIBOR + 6.50%, 7.00%,
11/15/29 (3) 17,820 17,642
Project Ruby Ultimate Parent, FRN, 1M USD LIBOR + 3.25%,
4.00%, 3/10/28  16,642 16,485
Radiology Partners, FRN, 1M USD LIBOR + 4.50%, 7/9/25 (2) 5,170 5,076
Roar BidCo, FRN, 3M EURIBOR + 3.50%, 2/17/28 (EUR) (2) 4,475 4,909
SAM Bidco, FRN, 1M USD LIBOR + 3.50%, 3.724%, 12/13/24 (3) 1,030 1,002
Select Medical, FRN, 3M USD LIBOR + 2.25%, 2.46%, 3/6/25  4,838 4,764

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Southern Veterinary Partners, FRN, 1M USD LIBOR + 4.00%,
5.00%, 10/5/27  9,572 9,530
Southern Veterinary Partners, FRN, 1M USD LIBOR + 7.75%,
8.75%, 10/5/28 (3) 1,410 1,412
Sunshine Luxembourg VII, FRN, 1M USD LIBOR + 3.75%, 4.50%,
10/1/26  11,468 11,398
Surgery Center Holdings, FRN, 1M USD LIBOR + 3.75%, 4.50%,
8/31/26  27,695 27,418
Team Health Holdings, FRN, 3M USD LIBOR + 2.75%, 3.75%,
2/17/27  8,498 8,094
U.S. Radiology Specialists, FRN, 1M USD LIBOR + 5.25%, 5.75%,
12/15/27 (2) 8,805 8,743
U.S. Renal Care, FRN, 3M USD LIBOR + 5.00%, 5.125%, 6/26/26  4,825 4,626
Waystar Technologies, FRN, 1M USD LIBOR + 4.00%, 4.209%,
10/22/26  6,230 6,199
Western Dental Services, FRN, 1M USD LIBOR + 4.50%, 5.281%,
8/18/28  8,940 8,868
828,593
Information Technology 10.9%
Applied Systems, FRN, 1M USD LIBOR + 3.00%, 3.50%, 9/19/24  34,099 33,869
Applied Systems, FRN, 1M USD LIBOR + 5.50%, 6.25%, 9/19/25  20,604 20,561
AppLovin, FRN, 1M USD LIBOR + 3.00%, 3.50%, 10/25/28 (2) 8,824 8,736
Atlas Purchaser, FRN, 1M USD LIBOR + 5.25%, 6.00%, 5/8/28  5,937 5,811
Barracuda Networks, FRN, 1M USD LIBOR + 6.75%, 7.50%,
10/30/28  2,770 2,761
Boxer Parent, FRN, 1M USD LIBOR + 3.75%, 3.974%, 10/2/25 (2) 6,478 6,398
Boxer Parent, FRN, 1M USD LIBOR + 5.50%, 6.00%, 2/27/26  4,785 4,755
CCC Intelligent Solutions, FRN, 3M USD LIBOR + 2.50%, 3.00%,
9/21/28  11,750 11,603
Concorde, FRN, 3M EURIBOR + 4.00%, 4.00%, 3/1/28 (EUR) (2) 660 732
Condor Merger Sub, FRN, SOFR + 4.00%, 2/3/29 (2) 28,765 28,334
ConnectWise, FRN, 1M USD LIBOR + 3.50%, 4.00%, 9/29/28  9,035 8,950
Conservice Midco, FRN, 1M USD LIBOR + 4.25%, 4.474%,
5/13/27  4,687 4,665
Cvent, FRN, 3M USD LIBOR + 3.75%, 3.959%, 11/29/24 (2) 4,515 4,512
Delta Topco, FRN, 1M USD LIBOR + 3.75%, 4.50%, 12/1/27 (2) 11,603 11,508
Delta Topco, FRN, 1M USD LIBOR + 7.25%, 8.00%, 12/1/28 (2) 5,445 5,413
ECI Macola, FRN, 1M USD LIBOR + 3.75%, 4.50%, 11/9/27  14,366 14,222
Epicor Software, FRN, 1M USD LIBOR + 3.25%, 4.00%,
7/30/27 (2) 60,966 60,329
Epicor Software, FRN, 1M USD LIBOR + 7.75%, 8.75%,
7/31/28 (2) 8,880 9,040
Genesys Cloud Services Holdings II, FRN, 1M USD LIBOR +
4.00%, 4.75%, 12/1/27 (2) 9,045 9,026
Hyland Software, FRN, 1M USD LIBOR + 3.50%, 4.25%, 7/1/24  6,666 6,631
Hyland Software, FRN, 1M USD LIBOR + 6.25%, 7.00%, 7/7/25  20,753 20,805

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Infinite Bidco, FRN, 1M USD LIBOR + 3.75%, 4.258%, 3/2/28  7,570 7,494
Infinite Bidco, FRN, 1M USD LIBOR + 7.00%, 7.508%, 3/2/29  6,160 6,129
Magnite, FRN, 1M USD LIBOR + 5.00%, 5.75%, 4/28/28 (2) 5,922 5,893
MeridianLink, FRN, 1M USD LIBOR + 3.00%, 3.50%, 11/10/28  5,520 5,453
MH Sub I, FRN, 1M USD LIBOR + 3.75%, 4.75%, 9/13/24  25,869 25,664
MH Sub I, FRN, 1M USD LIBOR + 6.25%, 6.459%, 2/23/29  21,381 21,240
MH Sub I, FRN, 3M USD LIBOR + 3.50%, 3.709%, 9/13/24  14,541 14,341
Mitchell International, FRN, 1M USD LIBOR + 3.75%, 4.25%,
10/15/28 (2) 17,795 17,538
Mitchell International, FRN, 1M USD LIBOR + 6.50%, 7.00%,
10/15/29 (2) 11,410 11,302
Planview Parent, FRN, 1M USD LIBOR + 4.00%, 4.75%,
12/17/27 (2) 7,029 6,956
Polaris Newco, FRN, 1M USD LIBOR + 4.00%, 4.50%, 6/2/28 (2) 27,892 27,698
Proofpoint, FRN, 1M USD LIBOR + 3.25%, 3.758%, 8/31/28 (2) 11,120 10,985
Proofpoint, FRN, 3M USD LIBOR + 6.25%, 6.758%, 8/31/29  5,100 5,100
RealPage, FRN, 1M USD LIBOR + 3.25%, 3.75%, 4/24/28  25,037 24,741
RealPage, FRN, 3M USD LIBOR + 6.50%, 7.25%, 4/23/29  12,965 13,070
Shutterfly, FRN, 1M USD LIBOR + 5.00%, 5.75%, 9/25/26  24,326 23,042
Sophia, FRN, 1M USD LIBOR + 3.50%, 4.00%, 10/7/27 (2) 20,783 20,566
Sovos Compliance, FRN, 1M USD LIBOR + 4.50%, 5.00%, 8/11/28  6,065 6,055
Storable, FRN, 1M USD LIBOR + 3.25%, 3.75%, 4/17/28 (2) 6,855 6,778
Tenable, FRN, 1M USD LIBOR + 2.75%, 3.269%, 7/7/28  2,915 2,875
Uber Technologies, FRN, 1M USD LIBOR + 3.50%, 4/4/25 (2) 4,269 4,225
Uber Technologies, FRN, 1M USD LIBOR + 3.50%, 3.709%,
2/25/27  7,838 7,754
Veritas U.S., FRN, 1M USD LIBOR + 5.00%, 6.00%, 9/1/25 (2) 11,471 11,306
564,866
Lodging 0.2%
Aimbridge Acquisition, FRN, 1M USD LIBOR + 4.75%, 5.50%,
2/2/26  2,090 2,068
Aimbridge Acquisition, FRN, 3M USD LIBOR + 3.75%, 3.959%,
2/2/26 (2) 2,041 1,983
Casper Bidco Sasu, FRN, 3M EURIBOR + 3.88%, 3.875%, 7/31/26
(EUR)  740 796
Sandy BidCo, FRN, 3M EURIBOR + 4.00%, 9/16/28 (EUR) (2) 3,365 3,746
8,593
Manufacturing 3.3%
Deliver Buyer, FRN, 1M USD LIBOR + 5.00%, 5.224%, 5/1/24 (2) 4,818 4,779
Engineered Machinery Holdings, FRN, 1M USD LIBOR + 3.75%,
4.50%, 5/19/28 (2) 20,181 20,080
Engineered Machinery Holdings, FRN, 1M USD LIBOR + 6.00%,
6.75%, 5/21/29  14,274 14,292
Engineered Machinery Holdings, FRN, 1M USD LIBOR + 6.50%,
7.25%, 5/21/29 (2) 10,645 10,636

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Engineered Machinery Holdings, FRN, 3M EURIBOR + 3.75%,
3.75%, 5/21/28 (EUR) (2) 2,828 3,122
Filtration Group, FRN, 1M USD LIBOR + 3.50%, 4.00%,
10/21/28 (2) 22,696 22,503
Filtration Group, FRN, 3M USD LIBOR + 3.00%, 3.209%, 3/31/25  18,261 18,036
LTI Holdings, FRN, 1M USD LIBOR + 4.75%, 4.959%, 7/24/26 (2) 1,862 1,851
LTI Holdings, FRN, 1M USD LIBOR + 4.75%, 4.959%, 7/24/26 (2) 1,612 1,602
LTI Holdings, FRN, 3M USD LIBOR + 3.50%, 3.709%, 9/6/25 (2) 838 825
LTI Holdings, FRN, 3M USD LIBOR + 6.75%, 6.959%, 9/6/26  5,430 5,326
Madison IAQ, FRN, 1M USD LIBOR + 3.25%, 3.75%, 6/21/28  10,676 10,495
Pro Mach Group, FRN, 1M USD LIBOR + 4.00%, 4.408%,
8/31/28 (2) 3,020 3,013
Pro Mach Group, FRN, 1M USD LIBOR + 4.00%, 5.00%,
8/31/28 (2) 19,003 18,956
Robertshaw U.S. Holding, FRN, 3M USD LIBOR + 3.50%, 4.50%,
2/28/25 (2) 13,880 12,659
SRAM, FRN, 1M USD LIBOR + 2.75%, 3.251%, 5/18/28  10,561 10,477
Watlow Electric Manufacturing, FRN, 1M USD LIBOR + 3.75%,
4.25%, 3/2/28 (2) 7,746 7,655
Welbilt, FRN, 3M USD LIBOR + 2.50%, 2.709%, 10/23/25  5,604 5,580
171,887
Metals & Mining 0.2%
Grinding Media, FRN, 1M USD LIBOR + 4.00%, 4.75%,
10/12/28 (2) 7,597 7,483
TMS International, FRN, 1M USD LIBOR + 2.75%, 3.75%,
8/14/24 (2)(3) 1,298 1,285
8,768
Publishing 0.1%
Cengage Learning, FRN, 1M USD LIBOR + 4.75%, 5.75%,
7/14/26 (2) 7,565 7,547
7,547
Real Estate Investment Trust Securities 0.1%
KREF Holdings X, FRN, 1M USD LIBOR + 3.50%, 4.00%, 9/1/27 (2)
(3) 3,439 3,405
3,405
Restaurants 1.5%
Fertitta Entertainment, FRN, SOFR + 4.00%, 4.50%, 1/12/29  15,540 15,457
IRB Holding, FRN, 1M USD LIBOR + 2.75%, 3.75%, 2/5/25  13,565 13,432
IRB Holding, FRN, 1M USD LIBOR + 3.25%, 4.25%, 12/15/27 (2) 22,651 22,413
IRB Holding, FRN, SOFR + 3.00%, 12/15/27 (2) 1,695 1,677
MIC Glen, FRN, 1M USD LIBOR + 3.50%, 4.00%, 7/21/28  4,875 4,823
MIC Glen, FRN, 1M USD LIBOR + 6.75%, 7.25%, 7/20/29 (2) 3,725 3,685
Tacala Investment, FRN, 1M USD LIBOR + 3.50%, 4.25%,
2/5/27 (2) 8,552 8,458
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 8.25%, 2/4/28  9,120 9,008
78,953

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Retail 2.0%
At Home Group, FRN, 1M USD LIBOR + 4.25%, 4.75%, 7/24/28 (2) 6,510 6,312
CNT Holdings I, FRN, 1M USD LIBOR + 3.50%, 4.25%, 11/8/27  16,916 16,815
CNT Holdings I, FRN, 1M USD LIBOR + 6.75%, 7.50%, 11/6/28 (2) 7,280 7,235
Harbor Freight Tools USA, FRN, 1M USD LIBOR + 2.75%, 3.25%,
10/19/27  12,798 12,580
Petco Health & Wellness, FRN, 1M USD LIBOR + 3.25%, 4.00%,
3/3/28 (2) 10,567 10,484
PetSmart, FRN, 1M USD LIBOR + 3.75%, 4.50%, 2/11/28 (2) 38,603 38,386
Rent-A-Center, FRN, 1M USD LIBOR + 3.25%, 3.813%, 2/17/28  7,030 6,889
Winterfell Financing, FRN, 3M EURIBOR + 2.925%, 2.925%, 5/4/28
(EUR)  1,650 1,794
100,495
Satellites 1.2%
Gogo Intermediate Holdings, FRN, 1M USD LIBOR + 3.75%,
4.50%, 4/30/28 (2) 5,758 5,706
Intelsat Jackson Holdings, FRN, SOFR + 4.25%, 1/25/29 (2) 6,950 6,844
Iridium Satellite, FRN, 1M USD LIBOR + 2.50%, 3.25%, 11/4/26 (2) 30,302 30,047
Xplornet Communications, FRN, 1M USD LIBOR + 4.00%, 4.50%,
10/2/28 (2) 14,066 13,916
Xplornet Communications, FRN, 1M USD LIBOR + 7.00%, 7.50%,
10/1/29 (3) 4,670 4,682
61,195
Services 11.6%
Advantage Sales & Marketing, FRN, 1M USD LIBOR + 4.50%,
5.25%, 10/28/27  9,442 9,330
AG Group Holdings, FRN, SOFR + 4.00%, 4.50%, 12/29/28 (2) 6,105 6,057
AI Aqua Merger Sub, FRN, 1M USD LIBOR + 4.00%, 4.50%,
6/17/28 (2) 7,955 7,903
AI Aqua Merger Sub, FRN, SOFR + 4.00%, 7/30/28 (2) 6,985 6,927
Albion Acquisitions, FRN, 1M USD LIBOR + 5.25%, 5.75%,
7/31/26 (2) 15,535 15,389
AlixPartners LLP, FRN, 1M USD LIBOR + 2.75%, 3.25%, 2/4/28 (2) 10,883 10,755
Allied Universal Holdco, FRN, 1M USD LIBOR + 3.75%, 4.25%,
5/12/28 (2) 3,407 3,358
Anticimex Global, FRN, 1M USD LIBOR + 3.50%, 4.00%,
11/16/28 (2) 9,345 9,224
Anticimex Global, FRN, 1M USD LIBOR + 4.00%, 11/16/28 (2)(3) 4,885 4,842
APX Group, FRN, 1M USD LIBOR + 3.50%, 4.001%, 7/10/28  13,768 13,662
Ascend Learning, FRN, 1M USD LIBOR + 3.50%, 4.00%,
12/11/28 (2) 35,950 35,450
Ascend Learning, FRN, 1M USD LIBOR + 5.75%, 6.25%,
11/18/29 (2) 34,325 34,196
Broom Holdings Bidco, FRN, 1M EURIBOR + 3.75%, 3.75%,
8/24/28 (EUR) (2) 4,080 4,523

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Camelot U.S. Acquisition, FRN, 1M USD LIBOR + 3.00%, 4.00%,
10/30/26  1,703 1,692
CoreLogic, FRN, 1M USD LIBOR + 3.50%, 4.00%, 6/2/28  29,950 29,538
CoreLogic, FRN, 3M USD LIBOR + 6.50%, 7.00%, 6/4/29  13,585 13,449
DG Investment Intermediate Holdings 2, FRN, 1M USD LIBOR +
3.50%, 4.25%, 3/31/28 (2) 11,097 10,991
DG Investment Intermediate Holdings 2, FRN, 1M USD LIBOR +
6.75%, 7.50%, 3/30/29 (2) 3,350 3,342
Dun & Bradstreet, FRN, 1M USD LIBOR + 3.25%, 3.459%,
2/6/26 (2) 12,288 12,145
EG America, FRN, 1M USD LIBOR + 4.25%, 4.75%, 3/31/26 (2) 14,080 13,992
EG America, FRN, 3M USD LIBOR + 4.00%, 4.224%, 2/7/25 (2) 13,971 13,818
EG Finco, FRN, 3M EURIBOR + 7.00%, 7.00%, 4/30/27 (EUR) (2) 12,820 14,273
EP Purchaser, FRN, 1M USD LIBOR + 3.50%, 4.00%, 11/6/28 (2) 4,405 4,376
GFL Environmental, FRN, 1M USD LIBOR + 3.00%, 3.50%,
5/30/25 (2) 13,345 13,288
Instructure Holdings, FRN, 1M USD LIBOR + 2.75%, 3.269%,
10/30/28 (3) 3,870 3,812
Loyalty Ventures, FRN, 1M USD LIBOR + 4.50%, 5.00%, 11/3/27  10,815 10,666
Mermaid Bidco, FRN, 1M USD LIBOR + 3.50%, 4.25%,
12/22/27 (2)(3) 4,900 4,814
Prime Security Services Borrower, FRN, 1M USD LIBOR + 2.75%,
3.50%, 9/23/26  6,315 6,239
Project Boost Purchaser, FRN, 1M USD LIBOR + 3.50%, 3.709%,
6/1/26  4,294 4,236
Project Boost Purchaser, FRN, 1M USD LIBOR + 3.50%, 4.00%,
5/30/26  13,232 13,122
Renaissance Holdings, FRN, 3M USD LIBOR + 7.00%, 7.209%,
5/29/26  6,560 6,512
Sabre GLBL, FRN, 1M USD LIBOR + 3.50%, 4.00%, 12/17/27  7,187 7,081
Skopima Consilio Parent, FRN, 1M USD LIBOR + 4.00%, 4.50%,
5/12/28  12,835 12,656
Staples, FRN, 3M USD LIBOR + 5.00%, 5.317%, 4/16/26  23,486 22,246
TK Elevator U.S. Newco, FRN, 1M USD LIBOR + 3.50%, 4.00%,
7/30/27 (2) 26,919 26,707
Travel Leaders Group, FRN, 3M USD LIBOR + 4.00%, 4.209%,
1/25/24  7,856 7,387
TruGreen, FRN, 1M USD LIBOR + 4.00%, 4.75%, 11/2/27 (2) 1,392 1,388
TruGreen, FRN, 1M USD LIBOR + 8.50%, 9.25%, 11/2/28 (3) 7,271 7,289
UKG, FRN, 1M USD LIBOR + 3.25%, 3.75%, 5/4/26 (2) 55,601 55,184
UKG, FRN, 1M USD LIBOR + 5.25%, 5.75%, 5/3/27 (2) 82,125 81,701
USIC Holdings, FRN, 1M USD LIBOR + 3.50%, 4.25%, 5/12/28 (2) 7,228 7,113
USIC Holdings, FRN, 1M USD LIBOR + 6.50%, 7.25%, 5/14/29  5,880 5,832
VeriFone Systems, FRN, 3M USD LIBOR + 4.00%, 4.498%, 8/20/25  9,204 9,020
Verisure Holding, FRN, 3M EURIBOR + 3.25%, 3.25%, 3/27/28
(EUR) (2) 4,550 4,950

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
White Cap Buyer, FRN, 1M USD LIBOR + 3.75%, 4.25%, 10/19/27  9,295 9,197
599,672
Utilities 1.2%
Covanta Holding, FRN, 1M USD LIBOR + 2.50%, 3.00%,
11/30/28 (2) 8,290 8,213
Exgen Renewables IV, FRN, 3M USD LIBOR + 2.50%, 3.50%,
12/15/27  13,009 12,951
Osmose Utilities Services, FRN, 1M USD LIBOR + 3.25%, 3.75%,
6/23/28 (2) 6,420 6,324
PG&E, FRN, 1M USD LIBOR + 3.00%, 3.50%, 6/23/25  25,265 24,754
Pike, FRN, 1M USD LIBOR + 3.00%, 3.21%, 1/21/28  7,408 7,331
59,573
Wireless Communications 2.7%
Asurion, FRN, 1M USD LIBOR + 3.25%, 3.459%, 12/23/26 (2) 17,463 17,141
Asurion, FRN, 1M USD LIBOR + 3.25%, 3.459%, 7/31/27 (2) 20,727 20,326
Asurion, FRN, 1M USD LIBOR + 5.25%, 5.459%, 1/31/28 (2) 25,151 24,830
Asurion, FRN, 1M USD LIBOR + 5.25%, 5.459%, 1/20/29 (2) 51,200 50,560
CCI Buyer, FRN, 1M USD LIBOR + 3.75%, 4.50%, 12/17/27 (2) 22,845 22,581
CD&R Firefly Bidco, FRN, 3M GBP LIBOR + 8.25%, 8.334%,
6/1/26 (GBP)  3,180 4,255
139,693
Total Bank Loans (Cost $4,551,715) 4,531,602
CONVERTIBLE PREFERRED STOCKS 0.6%
Energy 0.3%
Targa Resources, Series A, 9.50%, Acquisition Date: 10/30/17 -
2/10/21, Cost $12,950 (4)(5) 13 13,791
13,791
Energy Services 0.1%
NuStar Energy, VR, 10.75% (4)(6) 105 3,131
3,131
Health Care 0.1%
Avantor, Series A, 6.25%, 5/15/22  75 7,910
7,910
Insurance 0.0%
Alliant Services, Series A, Acquisition Date: 11/6/20,
Cost $2,093 (5)(7) 2 2,067
2,067

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Utilities 0.1%
American Electric Power, 6.125%, 8/15/23  53 2,790
2,790
Total Convertible Preferred Stocks (Cost $24,208) 29,689
CORPORATE BONDS 5.3%
Aerospace & Defense 0.1%
TransDigm, 8.00%, 12/15/25 (6) 3,165 3,296
3,296
Airlines 0.7%
American Airlines, 5.50%, 4/20/26 (6) 3,020 3,080
American Airlines, 5.75%, 4/20/29 (6) 4,185 4,284
American Airlines, 11.75%, 7/15/25 (6) 11,545 13,984
Delta Air Lines, 4.75%, 10/20/28 (6) 3,505 3,651
Delta Air Lines, 7.00%, 5/1/25 (6) 2,175 2,414
Hawaiian Brand Intellectual Property, 5.75%, 1/20/26 (6) 2,250 2,273
Mileage Plus Holdings, 6.50%, 6/20/27 (6) 2,615 2,759
United Airlines, 4.375%, 4/15/26 (6) 3,445 3,428
United Airlines, 4.625%, 4/15/29 (6) 2,940 2,866
38,739
Automotive 0.7%
Adient U.S., 9.00%, 4/15/25 (6) 75 79
Clarios Global, 6.25%, 5/15/26 (6) 2,655 2,741
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 6.625%,
10/15/26 (6) 29,970 30,345
Tenneco, 7.875%, 1/15/29 (6) 5,125 5,369
38,534
Beverages 0.1%
Anheuser-Busch InBev Worldwide, FRN, 3M USD LIBOR + 0.74%,
0.978%, 1/12/24  3,260 3,265
3,265
Broadcasting 0.1%
Diamond Sports Group, 5.375%, 8/15/26 (6) 1,625 666
iHeartCommunications, 6.375%, 5/1/26  45 47
Townsquare Media, 6.875%, 2/1/26 (6) 2,010 2,060
Univision Communications, 9.50%, 5/1/25 (6) 3,140 3,301
Urban One, 7.375%, 2/1/28 (6) 1,675 1,681
7,755
Building & Real Estate 0.1%
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (6) 3,645 3,814
3,814
Cable Operators 0.2%
Altice France Holding, 10.50%, 5/15/27 (6) 6,115 6,382

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Charter Communications Operating, FRN, 3M USD LIBOR +
1.65%, 1.967%, 2/1/24  4,060 4,153
10,535
Chemicals 0.1%
Kobe U.S. Midco 2, (9.25% Cash or 10.00% PIK), 9.25%,
11/1/26 (6)(8) 3,880 3,909
3,909
Container 0.0%
Trivium Packaging Finance, FRN, 3M EURIBOR + 3.75%, 3.75%,
8/15/26 (EUR) (6) 380 416
416
Drugs 0.1%
AbbVie, FRN, 3M USD LIBOR + 0.65%, 1.13%, 11/21/22  3,000 3,008
Bristol-Myers Squibb, FRN, 3M USD LIBOR + 0.38%, 0.839%,
5/16/22  3,935 3,938
6,946
Energy 0.3%
CITGO Petroleum, 7.00%, 6/15/25 (6) 3,725 3,725
NGL Energy Operating, 7.50%, 2/1/26 (6) 9,370 9,370
Tallgrass Energy Partners, 7.50%, 10/1/25 (6) 2,130 2,226
15,321
Entertainment & Leisure 0.2%
Carnival, 9.875%, 8/1/27 (6) 3,890 4,371
Deuce Finco, FRN, 3M EURIBOR + 4.75%, 4.75%, 6/15/27
(EUR) (6) 2,255 2,514
Merlin Entertainments, 5.75%, 6/15/26 (6) 1,555 1,611
8,496
Financial 0.7%
Acrisure, 7.00%, 11/15/25 (6) 2,275 2,255
Acrisure, 10.125%, 8/1/26 (6) 6,495 6,885
Advisor Group Holdings, 10.75%, 8/1/27 (6) 2,710 2,950
AG Issuer, 6.25%, 3/1/28 (6) 4,145 4,166
Aretec Escrow Issuer, 7.50%, 4/1/29 (6) 6,185 6,154
AssuredPartners, 7.00%, 8/15/25 (6) 2,200 2,186
GTCR AP Finance, 8.00%, 5/15/27 (6) 3,960 3,960
HUB International, 7.00%, 5/1/26 (6) 4,750 4,786
Ryan Specialty Group, 4.375%, 2/1/30 (6) 720 690
34,032
Food Processing 0.0%
General Mills, FRN, 3M USD LIBOR + 1.01%, 1.249%, 10/17/23  2,105 2,130
2,130
Health Care 0.2%
Becton Dickinson & Company, FRN, 3M USD LIBOR + 1.03%,
1.21%, 6/6/22  2,130 2,134
Mozart Debt Merger Sub, 3.875%, 4/1/29 (6) 5,605 5,297

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Surgery Center Holdings, 10.00%, 4/15/27 (6) 3,150 3,299
10,730
Information Technology 0.4%
Boxer Parent, 7.125%, 10/2/25 (6) 2,020 2,070
Boxer Parent, 9.125%, 3/1/26 (6) 2,505 2,580
Expedia Group, 6.25%, 5/1/25 (6) 1,364 1,498
Photo Holdings Merger Sub, 8.50%, 10/1/26 (6) 10,445 10,341
Veritas U.S., 7.50%, 9/1/25 (6) 3,150 3,095
19,584
Lodging 0.0%
Hilton Domestic Operating, 5.375%, 5/1/25 (6) 2,005 2,055
Marriott International, Series EE, 5.75%, 5/1/25  67 74
2,129
Metals & Mining 0.1%
Big River Steel, 6.625%, 1/31/29 (6) 3,164 3,306
3,306
Restaurants 0.0%
Yum! Brands, 7.75%, 4/1/25 (6) 965 1,004
1,004
Satellites 0.2%
Connect Finco, 6.75%, 10/1/26 (6) 8,090 8,191
8,191
Services 0.8%
Adtalem Global Education, 5.50%, 3/1/28 (6) 6,565 5,876
Allied Universal Holdco, 6.625%, 7/15/26 (6) 2,035 2,076
Allied Universal Holdco, 9.75%, 7/15/27 (6) 12,510 13,104
eG Global Finance, 8.50%, 10/30/25 (6) 568 575
Presidio Holdings, 8.25%, 2/1/28 (6) 4,560 4,674
Prime Security Services Borrower, 5.75%, 4/15/26 (6) 2,755 2,824
Sabre GLBL, 9.25%, 4/15/25 (6) 5,710 6,402
WASH Multifamily Acquisition, 5.75%, 4/15/26 (6) 3,475 3,479
39,010
Telephones 0.0%
Verizon Communications, FRN, SOFRINDX + 0.79%, 0.839%,
3/20/26  2,900 2,860
2,860
Utilities 0.2%
Vistra, VR, 7.00% (4)(6)(9) 11,080 10,969
10,969
Total Corporate Bonds (Cost $276,379) 274,971

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
EQUITY MUTUAL FUNDS 0.1%
SPDR Blackstone / GSO Senior Loan ETF  118 5,329
Total Equity Mutual Funds (Cost $5,360) 5,329
SHORT-TERM INVESTMENTS 14.8%
Money Market Funds 14.8%
T. Rowe Price Government Reserve Fund, 0.12% (10)(11) 765,041 765,041
Total Short-Term Investments (Cost $765,041) 765,041
Total Investments in Securities 108.6%
(Cost $5,622,703) $ 5,606,632
Other Assets Less Liabilities (8.6)% (446,258)
Net Assets 100.0% $ 5,160,374
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of February 28, 2022. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Level 3 in fair value hierarchy.
(4) Perpetual security with no stated maturity date.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $15,858 and represents 0.3% of net assets.
(6) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$256,493 and represents 5.0% of net assets.
(7) Non-income producing
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.

T. ROWE PRICE Floating Rate Fund

.
.
.
.
.
.
.
.
.
.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(10) Seven-day yield
(11) Affiliated Companies
1M CAD CDOR One month CAD CDOR (Canadian Dollar offered rate)
1M EURIBOR One month EURIBOR (Euro interbank offered rate)
1M SOFR One month SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M GBP LIBOR Three month GBP LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
CAD Canadian Dollar
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
PIK Payment-in-kind
SOFR Secured overnight financing rate
SOFRINDX (Secured overnight financing rate) Compounded Index
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Total Return Swaps (0.0)%
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index at Maturity,
Pay Variable 0.214% (3M USD LIBOR)
Quarterly, 3/21/22 * 15,790 (156) — (156)
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index at Maturity,
Pay Variable 0.214% (3M USD LIBOR)
Quarterly, 6/20/22 * 17,550 (103) — (103)
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index at Maturity,
Pay Variable 0.050% (SOFR) Quarterly,
6/21/22 * 10,750 (94) (1) (93)
Total Bilateral Total Return Swaps (1) (352)
Total Bilateral Swaps (1) (352)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: American
Airlines Group, Caa1*), Receive 5.00%
Quarterly, Pay upon credit default,
6/20/23 * 900 (3) (41) 38
Total Centrally Cleared Credit Default Swaps,
Protection Sold 38
Total Centrally Cleared Swaps 38
Net payments (receipts) of variation margin to date (43)
Variation margin receivable (payable) on centrally cleared swaps $ (5)
* Credit ratings as of February 28, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Floating Rate Fund

**
Includes interest purchased or sold but not yet collected of $(1).

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 4/22/22 USD 257 CAD 324 $ 1
HSBC Bank 4/22/22 USD 4,222 GBP 3,081 88
Morgan Stanley 4/22/22 USD 217 GBP 161 1
State Street 4/22/22 USD 14,259 CAD 17,860 167
State Street 5/20/22 USD 24,775 EUR 21,745 317
UBS Investment Bank 5/20/22 USD 33,647 EUR 29,541 422
Net unrealized gain (loss) on open forward
currency exchange contracts $ 996

T. ROWE PRICE Floating Rate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.12% $ — # $ — $ 202 +
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
02/28/22
T. Rowe Price Government
Reserve Fund, 0.12% $ 387,014 ¤ ¤ $ 765,041 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $202 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $765,041.

T. ROWE PRICE Floating Rate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Floating Rate Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Floating Rate Fund

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.

T. ROWE PRICE Floating Rate Fund

The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Floating Rate Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
February 28, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at February 28, 2022, totaled $(552,000) for the period ended
February 28, 2022. During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Corporate Bonds $ — $ 274,971 $ — $ 274,971
Bank Loans — 4,412,659 118,943 4,531,602
Convertible Preferred Stocks — 29,689 — 29,689
Equity Mutual Funds 5,329 — — 5,329
Short-Term Investments 765,041 — — 765,041
Total Securities 770,370 4,717,319 118,943 5,606,632
Swaps* — 38 — 38
Forward Currency Exchange
Contracts — 996 — 996
Total $ 770,370 $ 4,718,353 $ 118,943 $ 5,607,666
Liabilities
Swaps $ — $ 353 $ — $ 353
Total $ — $ 353 $ — $ 353
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/21
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
2/28/22
Investment
in
Securities
Bank
Loans $ 131,406 $ (837) $ 74,108 $ (43,197) $ 10,319 $ (52,856) $ 118,943

T. ROWE PRICE Floating Rate Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
F194-054Q3 02/22